FAIR VALUE DISCLOSURES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures
FAIR VALUE DISCLOSURES

The fair value for certain financial instruments is derived using a combination of market quotes, pricing models and other valuation techniques that involve significant management judgment. The price transparency of financial instruments is a key determinant of the degree of judgment involved in determining the fair value of the Company’s financial instruments.
Financial instruments for which actively quoted prices or pricing parameters are available and whose markets contain orderly transactions will generally have a higher degree of price transparency than financial instruments whose markets are inactive or consist of non-orderly trades. The Company evaluates several factors when determining if a market is inactive or when market transactions are not orderly. The carrying values of cash and cash equivalents, restricted cash, accounts payable and accrued liabilities are reasonable estimates of fair value because of the short-term maturities of these instruments. Fair values for other financial instruments are derived as follows:
Loans receivable: These instruments are presented in the accompanying condensed consolidated balance sheets at their amortized cost and not at fair value. The fair value of the loans receivable were estimated using an internal valuation model that considered the expected cash flows for the loans receivable, the underlying collateral value and other credit enhancements.
Senior Notes: The fair values of the Senior Notes were determined using third-party market quotes derived from orderly trades.
Mortgage indebtedness: The fair values of the Company’s notes payable were estimated using a discounted cash flow analysis based on management’s estimates of current market interest rates for instruments with similar characteristics, including remaining loan term, loan-to-value ratio, type of collateral and other credit enhancements.
The following are the carrying amounts and fair values of the Company’s financial instruments as of June 30, 2012 and December 31, 2011 whose carrying amounts do not approximate their fair value:

	June 30, 2012			December 31, 2011
	Face Value (1)	Carrying Amount (2)	Fair Value	Face Value (1)	Carrying Amount (2)	Fair Value
Financial assets:
Loans receivable	$21,000	$21,193	$21,000	$—	$—	$—
Financial liabilities:
Senior Notes	225,000	225,000	241,875	225,000	225,000	227,813
Mortgage indebtedness	157,380	157,872	173,548	157,898	158,398	172,829
Amended Secured Revolving Credit Facility	42,500	42,500	42,500	—	—	—

(1) Face value represents amounts contractually due under the terms of the respective agreements.
(2) Carrying amount represents the book value of financial instruments and includes unamortized premiums (discounts).
The Company determined the fair value of financial instruments as of June 30, 2012 whose carrying amounts do not approximate their fair value with valuation methods utilizing the following types of inputs (in thousands):

		Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Loans receivable	$21,000	$—	$—	$21,000
Financial liabilities:
Senior Notes	241,875	—	241,875	—
Mortgage indebtedness	173,548	—	—	173,548
Amended Secured Revolving Credit Facility	42,500	—	—	42,500

Disclosure of the fair value of financial instruments is based on pertinent information available to the Company at the applicable dates and requires a significant amount of judgment. Despite increased capital market and credit market activity, transaction volume for certain financial instruments remains relatively low. This has made the estimation of fair values difficult and, therefore, both the actual results and the Company’s estimate of fair value at a future date could be materially different.

FAIR VALUE DISCLOSURES

The fair value for certain financial instruments is derived using a combination of market quotes, pricing models and other valuation techniques that involve significant management judgment. The price transparency of financial instruments is a key determinant of the degree of judgment involved in determining the fair value of the Company’s financial instruments.
Financial instruments for which actively quoted prices or pricing parameters are available and whose markets contain orderly transactions will generally have a higher degree of price transparency than financial instruments whose markets are inactive or consist of non-orderly trades. The Company evaluates several factors when determining if a market is inactive or when market transactions are not orderly. The carrying values of cash and cash equivalents, restricted cash, accounts payable and accrued liabilities are reasonable estimates of fair value because of the short-term maturities of these instruments. Fair values for other financial instruments are derived as follows:
Senior Notes: The fair values of the Senior Notes were determined using third-party market quotes derived from orderly trades.
Mortgage indebtedness: The fair values of the Company’s notes payable were estimated using a discounted cash flow analysis based on management’s estimates of current market interest rates for instruments with similar characteristics, including remaining loan term, loan-to-value ratio, type of collateral and other credit enhancements.
The following are the carrying amounts and fair values of the Company’s financial instruments as of December 31, 2011 and December 31, 2010 whose carrying amounts do not approximate their fair value:

	December 31, 2011			December 31, 2010
	Face Value (1)	Carrying Amount (2)	Fair Value	Face Value (1)	Carrying Amount (2)	Fair Value
Financial liabilities:
Senior Notes	225,000	225,000	227,813	225,000	225,000	232,313
Mortgage indebtedness	157,898	158,398	172,829	160,925	161,440	175,772

(1) Face value represents amounts contractually due under the terms of the respective agreements.
(2) Carrying amounts represent the book value of financial instruments and include unamortized premiums (discounts).
Disclosure of the fair value of financial instruments is based on pertinent information available to the Company at the applicable dates and requires a significant amount of judgment. Despite increased capital market and credit market activity, transaction volume for certain financial instruments remains relatively low. This has made the estimation of fair values difficult and, therefore, both the actual results and the Company’s estimate of fair value at a future date could be materially different.
At December 31, 2011, the Company recorded the following transactions measured at fair value on a nonrecurring basis (in thousands):

		Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Nonrecurring Basis:
Investments in real estate (1)	$206,300	$—	$—	$206,300
(1) Amount reflects acquisition date fair value of real estate acquired in 2011.